Loans	6 Months Ended
Sep. 30, 2024
Loans
4. Loans
Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of losses expected on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.
The Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans. The amount of accrued
interest
receivables included in Accrued income was ¥260 billion and ¥239 billion at March 31, 2024 and September 30, 2024, respectively.
The Group does not believe that its exposure to any particular geographic area and business sector results in a significant concentration of credit risk.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK and MHTB, and equivalent obligor ratings are determined for the other subsidiaries:

Obligor category (1)(2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.
	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.
	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.
	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.
Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.
	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.
Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).
Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.
Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with modified debt or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2024 and September 30, 2024:

	March 31, 2024
	Term loans by origination year						Revolving Loans (2)	Total
	20 23	2022	2021	2020	2019	Prior to 2019

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	13,870	5,879	4,505	4,328	2,832	4,979	7,847	44,241
Watch obligors excluding special attention obligors	186	42	37	43	184	49	172	713
Nonaccrual loans	157	65	26	61	134	167	356	967
Small and medium-sized companies:
Normal obligors	430	251	195	150	151	533	494	2,204
Watch obligors excluding special attention obligors	35	15	10	12	15	30	19	135
Nonaccrual loans	8	7	7	8	8	33	26	97
Retail (1) :
Housing Loan:
Normal obligors	350	391	431	342	360	5,224	—	7,098
Watch obligors excluding special attention obligors	—	—	—	—	—	36	—	37
Nonaccrual loans	—	—	—	—	1	33	—	35
Others:
Normal obligors	211	71	54	100	48	337	470	1,291
Watch obligors excluding special attention obligors	23	6	5	10	3	7	8	62
Nonaccrual loans	5	2	3	6	2	22	9	49
Sovereign:
Normal obligors	1,858	47	48	92	66	321	3	2,436
Watch obligors excluding special attention obligors	8	2	1	—	—	—	—	12
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	120	103	262	2	107	110	527	1,231
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	17,261	6,882	5,585	5,155	3,911	11,883	9,932	60,608

Foreign:
Corporate (3) :
Normal obligors	14,106	5,488	2,589	1,028	1,128	1,028	7,706	33,073
Watch obligors excluding special attention obligors	243	83	35	161	22	57	105	705
Nonaccrual loans	60	27	2	5	2	19	13	127
Retail:
Normal obligors	2	1	1	1	1	3	—	10
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	319	215	117	2	4	—	29	686
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,674	874	193	21	2	7	448	3,219
Watch obligors excluding special attention obligors	—	6	4	—	6	—	—	16
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	16,403	6,694	2,941	1,219	1,164	1,114	8,302	37,837

Total	33,665	13,575	8,525	6,374	5,075	12,997	18,233	98,445

	September 30, 2024
	Term loans by origination year						Revolving Loans (2)	Total
	2024	2023	2022	2021	2020	Prior to 2020

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	8,794	7,746	5,169	3,987	3,890	6,763	7,847	44,196
Watch obligors excluding special attention obligors	116	83	40	85	32	209	156	721
Nonaccrual loans	46	83	54	37	59	263	332	873
Small and medium-sized companies:
Normal obligors	216	317	212	168	133	601	459	2,106
Watch obligors excluding special attention obligors	19	26	10	9	9	39	23	136
Nonaccrual loans	1	5	7	6	8	35	23	86
Retail (1) :
Housing Loan:
Normal obligors	161	299	380	417	332	5,298	—	6,887
Watch obligors excluding special attention obligors	—	—	—	—	—	36	—	37
Nonaccrual loans	—	—	—	—	—	31	—	32
Others:
Normal obligors	102	136	62	43	88	344	463	1,237
Watch obligors excluding special attention obligors	11	13	6	4	9	8	8	59
Nonaccrual loans	2	4	2	3	6	22	8	47
Sovereign:
Normal obligors	1,725	248	47	46	89	349	3	2,506
Watch obligors excluding special attention obligors	—	4	1	—	—	—	—	6
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	75	82	72	253	2	166	107	757
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	11,268	9,046	6,062	5,059	4,656	14,165	9,430	59,686

Foreign:
Corporate (3) :
Normal obligors	10,579	5,947	4,252	1,719	719	1,650	7,919	32,784
Watch obligors excluding special attention obligors	205	81	84	29	135	85	89	709
Nonaccrual loans	8	25	20	—	7	24	19	104
Retail:
Normal obligors	1	2	1	1	1	4	—	10
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	157	228	236	15	2	4	30	670
Watch obligors excluding special attention obligors	1	1	—	—	—	—	—	2
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	828	826	631	151	36	206	447	3,124
Watch obligo rs ex cluding special attention obligors	—	—	3	—	—	8	—	11
Nonaccrual loans	—	—	—	3	—	—	—	3

Total foreign	11,778	7,110	5,227	1,918	900	1,981	8,504	37,417

Total	23,046	16,156	11,288	6,977	5,556	16,146	17,933	97,103

Notes:
(1)
The primary component of the retail portfolio segment is housing loans to individuals which obligor cate go
ry is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(2)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2024 and the six months ended September 30, 2024.
(3)	Corporate of foreign included ¥176 billion and ¥168 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2024 and September 30, 2024, respectively.

The table below presents gross charge-offs recognized for the six months ended September 30, 2023 and 2024:

	September 30, 2023
	2023	2022	2021	2020	2019	Prior to 2019	Revolving Loans	Total
	(in billions of yen)
Domestic:
Corporate:
Large companies	2	8	1	—	—	1	1	13
Small and medium-sized companies	—	—	—	—	—	—	1	1
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	—	—	—	—	—	—	1

Total domestic	2	9	1	—	—	2	2	16

Foreign:
Total foreign (Note)	—	—	—	2	—	5	—	7

Total	2	9	1	2	—	7	2	24

	September 30, 2024
	2024	2023	2022	2021	2020	Prior to 2020	Revolving Loans	Total
	(in billions of yen)
Domestic:
Corporate:
Large companies	4	3	—	—	—	—	2	9
Small and medium-sized companies	1	1	—	—	—	—	1	3
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	1	—	—	—	—	—	1

Total domestic	5	4	—	—	—	2	3	14

Foreign:
Total foreign (Note)	3	4	4	—	—	—	—	12

Total	8	9	4	—	—	2	3	26

Note: The majority of total foreign consist of corporate.
Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.
Unearned income and deferred loan fees was ¥268 billion and ¥257 billion at March 31, 2024 and September 30, 2024, respectively.
The Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date. As of September 30, 2024, collateral relating to these loans was primarily comprised of real estate. There were no significant changes in the extent to which collateral secures these loans during this period and no significant concentration of collateral against any portfolio segment.
Nonaccrual loans
Loans are considered nonaccrual when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is nonaccrual include delinquency status and the ability of the debtor to make payments of the principal and interest when due. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans. Nonaccrual loans include loans past due for
90
days or more and modified loans to borrowers experiencing financial difficulty. There are no loans that are
90
days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as nonaccrual loans. The majority of nonaccrual loans have no contractual delinquency due to interest reductions and/or postponement of principal and interest.
In case loans are designated as nonaccrual loans, interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectability of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Nonaccrual loans are restored to accrual loans and accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to modified loans to borrowers experiencing financial difficulty, in general, such loans are restored to accrual loans, and accrual status, when the borrower qualifies for an obligor rating of D or above. The table below presents nonaccrual loans information at March 31, 2024 and
September 30, 2024, and interest income recognized on nonaccrual loans for the six months ended September 30, 2023 and 2024:

	March 31, 2024			September 30, 2023
	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans
	(in billions of yen)
Domestic:
Corporate:
Large companies	950	17	967	6
Small and medium-sized companies	86	12	97	1
Retail:
Housing Loan	20	15	35	—
Others	31	18	49	—

Total domestic	1,088	61	1,149	7

Foreign:
Total foreign (3)	124	3	127	4

Total	1,212	64	1,276	11

	September 30, 2024			September 30, 2024
	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans
	(in billions of yen)
Domestic:
Corporate:
Large companies	857	16	873	6
Small and medium-sized companies	78	8	86	1
Retail:
Housing Loan	20	12	32	—
Others	29	17	47	—

Total domestic	984	54	1,037	8

Foreign:
Total foreign (3)	105	2	108	2

Total	1,089	56	1,145	9

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.
The remaining balance of nonaccrual loans that ha
s
been partially charged off, was ¥8,168 million and ¥10,071 million as of March 31, 2024 and September 30, 2024, respectively.

Loan modifications to borrowers experiencing financial difficulty
The MHFG Group grants certain modifications of loans to borrowers experiencing financial difficulty. The following table presents loan modifications to borrowers experiencing financial difficulty by type of modification during the six months ended September 30, 2023 and 2024:

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)
	(in billions of yen)
September 30, 2023
Domestic:
Corporate:
Large companies	182	—	1	—	6	189
Small and medium-sized companies	26	—	1	—	—	26
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	5

Total domestic	212	—	2	—	6	221

Foreign:
Total foreign (1)	9	1	22	—	1	33

Total	221	1	25	—	6	254

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)
	(in billions of yen)
September 30, 2024
Domestic:
Corporate:
Large companies	149	—	3	—	3	156
Small and medium-sized companies	23	—	—	—	—	24
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	4

Total domestic	176	—	4	—	3	183

Foreign:
Total foreign (1)	13	—	—	—	—	13

Total	189	—	4	—	3	196

Notes:
(1)	The majority of total foreign consist of corporate.

(2)
The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 7.0 months and
7.1 months, and reducing the weighted-average contractual interest rate by 1.2
%
and 1.4% for the six months ended September 30, 2023 and
2024, respectively.

(3)	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at September 30, 2023 and 2024.
(4)
The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.

The following table presents the delinquent status of modified loans to borrowers experiencing financial difficulty, including loans that were modified during the six months ended September 30, 2023, and the twelve months ended September 30, 2024:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in billions of yen)
September 30, 2023
Domestic:
Corporate:
Large companies	—	—	4	4	186	189
Small and medium-sized companies	—	—	—	—	26	26
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	5	5

Total domestic	—	—	4	4	217	221

Foreign:
Total foreign (Note)	—	—	—	—	33	33

Total	—	—	4	4	250	254

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in billions of yen)
September 30, 2024
Domestic:
Corporate:
Large companies	—	—	3	3	152	156
Small and medium-sized companies	—	—	—	—	24	24
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	4	4

Total domestic	—	—	3	3	180	183

Foreign:
Total foreign (Note)	—	—	—	—	13	13

Total	—	—	3	3	192	196

Note: The majority of total foreign consist of corporate.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The loans modified and subsequently defaulted during the six months ended September 30, 2023, and the twelve months ended September 30, 2024, were insignificant.
Age analysis of past due loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2024 and September 30, 2024:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in billions of yen)
March 31, 2024
Domestic:
Corporate:
Large companies	1	—	35	37	45,884	45,921
Small and medium-sized companies	—	1	5	6	2,431	2,436
Retail:
Housing Loan	12	7	12	31	7,139	7,170
Others	5	1	10	16	1,387	1,403
Sovereign	—	—	—	—	2,447	2,447
Banks and other financial institutions	—	—	—	—	1,231	1,231

Total domestic	18	9	62	89	60,519	60,608

Foreign:
Total foreign (Note)	—	—	20	20	37,817	37,837

Total	18	9	82	109	98,335	98,445

September 30, 2024
Domestic:
Corporate:
Large companies	3	2	42	47	45,744	45,790
Small and medium-sized companies	—	1	4	5	2,322	2,327
Retail:
Housing Loan	13	5	11	28	6,928	6,957
Others	5	1	10	16	1,327	1,343
Sovereign	—	—	—	—	2,512	2,512
Banks and other financial institutions	—	—	—	—	757	757

Total domestic	21	9	66	96	59,590	59,686

Foreign:
Total foreign (Note)	—	—	16	16	37,402	37,417

Total	21	9	82	112	96,991	97,103

Note: The majority of total foreign consist of corporate.

Net losses on sales of loans
Net losses on sales of loans were ¥11,057 million and ¥3,828 million for the six months ended September 30, 2023 and 2024, respectively. These net losses include unrealized gains and losses on loans held for sale, representing the adjustments to the lower of cost or fair value at the end of each reporting period. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.